Nature Of Operations	12 Months Ended
Dec. 31, 2011
Nature Of Operations [Abstract]
Nature Of Operations
1.	Nature of Operations:

The Company is a diversified holding company engaged through its consolidated subsidiaries in a variety of businesses, including beef processing, manufacturing, gaming entertainment, real estate activities, medical product development and winery operations.  The Company also has significant investments in the common stock of Jefferies Group, Inc. ("Jefferies"), a full service investment bank and Mueller Industries, Inc. ("Mueller"), a leading manufacturer of copper, brass, plastic, and aluminum products, both of which are accounted for at fair value.  The Company owns equity interests in operating businesses which are accounted for under the equity method of accounting, including a broker-dealer engaged in making markets and trading of high yield and special situation securities, and a commercial mortgage origination and servicing business.  The Company continuously evaluates the retention and disposition of its existing operations and investments and frequently investigates the acquisition of new businesses.  Changes in the mix of the Company's businesses and investments should be expected.

The beef processing operations are conducted by National Beef Packing Company, LLC ("National Beef"), the Company's 78.9% owned subsidiary, which was acquired on December 30, 2011.  Since National Beef's operating activities subsequent to the acquisition during 2011 were not significant they have not been included in the Company's 2011 consolidated statement of operations.  National Beef processes, packages and delivers fresh and frozen beef and beef by-products for sale to customers in the U.S. and international markets.  National Beef's products include boxed beef, ground beef, hides, tallow, and other beef and beef by-products. The products are marketed to retailers, food service providers, distributors, further processors, and the U.S. military. National Beef is based in Kansas City, Missouri and operates three beef processing facilities, two case-ready facilities and a wet blue tanning facility, all located in the U.S.

The manufacturing operations are conducted through Idaho Timber, LLC ("Idaho Timber") and Conwed Plastics, LLC ("Conwed Plastics").  Idaho Timber's principal product lines include remanufacturing dimension lumber; remanufacturing, bundling and bar coding of home center boards for large retailers; and production of 5/4" radius-edge, pine decking.  Idaho Timber also manufactures and/or distributes a number of other specialty wood products.  Idaho Timber operates nine facilities located in the U.S.

Conwed Plastics manufactures and markets lightweight plastic netting used for a variety of purposes including, among other things, building and construction, erosion control, packaging, agricultural, carpet padding, filtration and consumer products.  Conwed Plastics manufacturing segment has four domestic manufacturing facilities, and it owns and operates a manufacturing and sales facility in Belgium.

The gaming entertainment business is conducted through Premier Entertainment Biloxi LLC ("Premier").  Premier owns the Hard Rock Hotel & Casino Biloxi ("Hard Rock Biloxi") located in Biloxi, Mississippi.

The domestic real estate operations include a mixture of commercial properties, residential land development projects and other unimproved land.

The Company's medical product development operations are conducted through its majority-owned subsidiary, Sangart, Inc. ("Sangart").  Sangart is developing a product called MP4OX, which is a solution of cell-free hemoglobin administered intravenously to provide rapid oxygen delivery to oxygen deprived tissues.

The winery operations consist of four wineries, Pine Ridge Vineyards in Napa Valley, California, Archery Summit in the Willamette Valley of Oregon, Chamisal Vineyards in the Edna Valley of California and Seghesio Family Vineyards in Healdsburg, California, and a vineyard development project in the Columbia Valley of Washington.  The wineries primarily produce and sell wines in the premium, ultra premium and luxury segments of the premium table wine market.

Certain amounts for prior periods have been reclassified to be consistent with the 2011 presentation.